Note 18 - Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Sep. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	3,810,271	$1.67	2.36	$-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,498,269)	1.67
Outstanding at September 30, 2012	1,312,002	$1.64	2.17	$-
Granted	9,000,000	0.69
Exercised	-	-
Forfeited or expired	(312,002)	1.67
Outstanding at September 30, 2013	10,000,000	$0.66	6.50	$33,000
Exercisable at September 30, 2013	7,800,000	0.66	6.42	$25,000

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2013	2012

Weighted-average grant-date fair value of options granted	N/A	N/A
Fair value of options recognized as expense:	$139,000	$10,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012
Dividend yield	0.00%	N/A
Expected volatility	75.00%	N/A
Risk-free interest rate	0.58%	N/A
Expected life (in years)	3.0	N/A

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Shares	Weighted Average Grant Due Fair Vlue
Nonvested restricted sotck units at October 1, 2012	-	$-

Grants	1,243,633	455,733
Vested	385,917	148,578
Forfeited	-	-

Nonvested restricted stock units at September 30, 2013	771,833	$307,155

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Warrants	Weighted Average Price Per Share	Weighted Average Remaining Contractual Term
Outstanding at September 30, 2011	14,967,941	$1.00	3.78
Granted	-	-
Exercised	-	-
Forfeited or expired	(248,000)	0.75
Outstanding at September 30, 2012	14,719,941	$0.56	2.84
Granted	-	-
Converted	(12,727,436)	$0.98
Exercised	-	-
Forfeited or expired	(1,095,750)	$2.22
Outstanding at September 30, 2013	896,755	$0.50	1.73
Exercisable at September 30, 2013	896,755	$0.50	1.73